FINANCIAL RISK MANAGEMENT - Foreign exchange and interest rate risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign exchange risk
Financial risk factors
Increase/Decrease of rate (in percent)	10.00%
United States dollars
Financial risk factors
Revenue (as a percent)	35.00%	62.00%	48.00%
United States dollars | Foreign exchange risk | Accounts Receivables
Financial risk factors
Increase/Decrease amount		$ 202,000	$ 84,000
United States dollars | Foreign exchange risk | Accounts Payable
Financial risk factors
Increase/Decrease amount		$ 123,000	$ 164,000
Euros
Financial risk factors
Revenue (as a percent)	65.00%	38.00%	52.00%
Euros | Foreign exchange risk | Accounts Receivables
Financial risk factors
Increase/Decrease amount	$ 50,000	$ 49,000	$ 60,000
Euros | Foreign exchange risk | Accounts Payable
Financial risk factors
Increase/Decrease amount	$ 32,000	$ 10,000	$ 24,000